Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE HIGH YIELD FUND, INC.
Entity Central Index Key	0000754915
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005524
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Investor Class
Trading Symbol	PRHYX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Investor Class	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,609	9,945	9,623
2015	9,427	9,988	9,420
2016	9,127	10,164	9,087
2016	9,830	10,299	9,923
2016	10,298	10,539	10,500
2016	10,369	10,205	10,561
2017	10,854	10,308	11,070
2017	11,055	10,462	11,270
2017	11,191	10,591	11,406
2017	11,307	10,533	11,528
2018	11,293	10,360	11,533
2018	11,234	10,423	11,535
2018	11,407	10,480	11,794
2018	11,192	10,391	11,569
2019	11,628	10,689	12,030
2019	11,839	11,090	12,169
2019	12,259	11,546	12,567
2019	12,384	11,513	12,689
2020	12,359	11,937	12,764
2020	11,942	12,134	12,329
2020	12,624	12,293	13,151
2020	12,994	12,351	13,599
2021	13,290	12,102	13,952
2021	13,503	12,085	14,166
2021	13,790	12,283	14,485
2021	13,630	12,209	14,315
2022	13,422	11,782	14,040
2022	12,796	11,091	13,419
2022	12,337	10,868	12,948
2022	12,401	10,641	13,033
2023	12,699	10,637	13,275
2023	12,774	10,854	13,425
2023	13,241	10,738	13,879
2023	13,537	10,767	14,166
2024	14,015	10,991	14,737
2024	14,182	10,995	14,933
2024	14,766	11,522	15,618
2024	15,030	11,507	15,966
2025	15,258	11,629	16,224
2025	15,411	11,596	16,324

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
High Yield Fund (Investor Class)	8.66%	5.23%	4.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.02

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,830,232,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 19,365,000
InvestmentCompanyPortfolioTurnover	42.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,830,232 Number of Portfolio Holdings435
Holdings [Text Block]
Corporate Bonds	90.2%
Bank Loans	4.8
Securities Lending Collateral	4.1
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.4
Convertible Bonds	0.3
Asset-Backed Securities	0.1
Short-Term and Other	-1.2

Largest Holdings [Text Block]
TransDigm	2.0%
CCO Holdings	2.0
Cloud Software Group	1.7
Venture Global LNG	1.7
Asurion	1.7
Navient	1.6
HUB International	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Vistra	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005525
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Advisor Class
Trading Symbol	PAHIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Advisor Class	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,602	9,945	9,623
2015	9,414	9,988	9,420
2016	9,096	10,164	9,087
2016	9,797	10,299	9,923
2016	10,263	10,539	10,500
2016	10,330	10,205	10,561
2017	10,812	10,308	11,070
2017	11,006	10,462	11,270
2017	11,151	10,591	11,406
2017	11,243	10,533	11,528
2018	11,238	10,360	11,533
2018	11,153	10,423	11,535
2018	11,317	10,480	11,794
2018	11,095	10,391	11,569
2019	11,521	10,689	12,030
2019	11,723	11,090	12,169
2019	12,131	11,546	12,567
2019	12,264	11,513	12,689
2020	12,212	11,937	12,764
2020	11,791	12,134	12,329
2020	12,457	12,293	13,151
2020	12,808	12,351	13,599
2021	13,090	12,102	13,952
2021	13,310	12,085	14,166
2021	13,564	12,283	14,485
2021	13,397	12,209	14,315
2022	13,181	11,782	14,040
2022	12,555	11,091	13,419
2022	12,114	10,868	12,948
2022	12,168	10,641	13,033
2023	12,430	10,637	13,275
2023	12,516	10,854	13,425
2023	12,963	10,738	13,879
2023	13,242	10,767	14,166
2024	13,699	10,991	14,737
2024	13,826	10,995	14,933
2024	14,408	11,522	15,618
2024	14,630	11,507	15,966
2025	14,864	11,629	16,224
2025	14,976	11,596	16,324

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
High Yield Fund (Advisor Class)	8.32%	4.90%	4.12%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.02

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,830,232,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 19,365,000
InvestmentCompanyPortfolioTurnover	42.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,830,232 Number of Portfolio Holdings435
Holdings [Text Block]
Corporate Bonds	90.2%
Bank Loans	4.8
Securities Lending Collateral	4.1
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.4
Convertible Bonds	0.3
Asset-Backed Securities	0.1
Short-Term and Other	-1.2

Largest Holdings [Text Block]
TransDigm	2.0%
CCO Holdings	2.0
Cloud Software Group	1.7
Venture Global LNG	1.7
Asurion	1.7
Navient	1.6
HUB International	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Vistra	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159675
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	I Class
Trading Symbol	PRHIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - I Class	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
8/31/15	500,083	499,700	500,568
11/30/15	490,771	501,835	490,014
2/29/16	475,285	510,694	472,686
5/31/16	512,105	517,490	516,190
8/31/16	536,700	529,513	546,219
11/30/16	540,551	512,733	549,362
2/28/17	566,003	517,921	575,876
5/31/17	576,628	525,659	586,257
8/31/17	583,916	532,121	593,327
11/30/17	590,176	529,213	599,664
2/28/18	589,643	520,537	599,941
5/31/18	586,709	523,690	600,034
8/31/18	595,955	526,537	613,508
11/30/18	584,852	522,110	601,833
2/28/19	607,854	537,037	625,796
5/31/19	619,031	557,208	633,049
8/31/19	641,175	580,098	653,733
11/30/19	647,853	578,452	660,073
2/29/20	646,733	599,778	663,953
5/31/20	625,115	609,672	641,339
8/31/20	660,983	617,651	684,133
11/30/20	680,534	620,586	707,391
2/28/21	696,195	608,076	725,760
5/31/21	708,607	607,204	736,928
8/31/21	722,798	617,130	753,476
11/30/21	714,640	613,428	744,672
2/28/22	703,881	591,997	730,376
5/31/22	671,260	557,280	698,051
8/31/22	648,402	546,062	673,564
11/30/22	650,795	534,666	677,990
2/28/23	666,542	534,444	690,538
5/31/23	670,631	545,338	698,384
8/31/23	696,500	539,546	721,980
11/30/23	710,940	540,974	736,915
2/29/24	736,217	552,226	766,591
5/31/24	745,129	552,458	776,809
8/31/24	775,945	578,915	812,430
11/30/24	789,962	578,166	830,559
2/28/25	802,090	584,300	843,945
5/31/25	810,312	582,616	849,177

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 8/28/15
High Yield Fund (I Class)	8.75%	5.33%	5.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.58
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.58

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,830,232,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 19,365,000
InvestmentCompanyPortfolioTurnover	42.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,830,232 Number of Portfolio Holdings435
Holdings [Text Block]
Corporate Bonds	90.2%
Bank Loans	4.8
Securities Lending Collateral	4.1
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.4
Convertible Bonds	0.3
Asset-Backed Securities	0.1
Short-Term and Other	-1.2

Largest Holdings [Text Block]
TransDigm	2.0%
CCO Holdings	2.0
Cloud Software Group	1.7
Venture Global LNG	1.7
Asurion	1.7
Navient	1.6
HUB International	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Vistra	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219342
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Z Class
Trading Symbol	TRKZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,893	10,215	10,773
8/31/20	11,535	10,349	11,491
11/30/20	11,894	10,398	11,882
2/28/21	12,186	10,188	12,191
5/31/21	12,421	10,173	12,378
8/31/21	12,708	10,340	12,656
11/30/21	12,583	10,278	12,508
2/28/22	12,412	9,919	12,268
5/31/22	11,856	9,337	11,725
8/31/22	11,451	9,149	11,314
11/30/22	11,531	8,958	11,388
2/28/23	11,807	8,954	11,599
5/31/23	11,919	9,137	11,731
8/31/23	12,376	9,040	12,127
11/30/23	12,674	9,064	12,378
2/29/24	13,145	9,252	12,876
5/31/24	13,302	9,256	13,048
8/31/24	13,897	9,700	13,646
11/30/24	14,146	9,687	13,951
2/28/25	14,410	9,790	14,176
5/31/25	14,555	9,762	14,264

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/16/20
High Yield Fund (Z Class)	9.42%	5.97%	7.47%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	-0.46
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	7.06

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,830,232,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 19,365,000
InvestmentCompanyPortfolioTurnover	42.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,830,232 Number of Portfolio Holdings435
Holdings [Text Block]
Corporate Bonds	90.2%
Bank Loans	4.8
Securities Lending Collateral	4.1
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.4
Convertible Bonds	0.3
Asset-Backed Securities	0.1
Short-Term and Other	-1.2

Largest Holdings [Text Block]
TransDigm	2.0%
CCO Holdings	2.0
Cloud Software Group	1.7
Venture Global LNG	1.7
Asurion	1.7
Navient	1.6
HUB International	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Vistra	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless